Segment Information	12 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Segment Information

Note 6. Segment Information

The Group operates in one industry and two geographical areas, those being the biotechnology and healthcare industry and Australia and United States, respectively.

The Group is focused primarily on developing a novel therapy for the treatment of highly prevalent and progressive retinal diseases.

The chief executive officer regularly reviews entity wide information that is compliant with International Financial Reporting Standards. There is only one segment for segment reporting purposes, and the information reviewed by the chief executive officer for the purpose of resources allocation and performance assessment is the same as the information presented in the consolidated financial statements.

The Group’s only revenue stream in the current and previous financial year is royalty income generated from licenses granted in respect of the Group’s intellectual property that are unrelated to the Group’s core business and the development of sozinibercept and that are not under development. These licenses are primarily used by third‑party licensees for research purposes. All of the royalty income of US$124,666 (2023: US$108,406 2022:US$90,683) was generated from customers based outside of Australia. The Group does not have any major customers. All equipment is located in Australia and United States.